ASSET UNDER DEVELOPMENT - Narrative (Details) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2022 USD ($) option	Jun. 30, 2022 USD ($)	Apr. 30, 2019 USD ($)
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Production period		20 years
Number of early termination options | option		2
Gimi 700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount		$ 1,700
Gimi conversion
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Project extension	11 months
Incentive payment agreed upon			$ 50
Gimi conversion | Gimi 700 million facility
Capitalized Costs Relating to Oil and Gas Producing Activities, by Geographic Area [Line Items]
Debt instrument, face amount				$ 700